FINANCIAL LIABILITIES - BORROWING - Schedule of Term Loans (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Term loan – non-current	$ (236)	$ (237)	$ (239)
Borrowings	(311)	(324)	(316)
Term Loan
Disclosure of detailed information about borrowings [line items]
Term loan – current	(3)	(3)	(3)
Term loan – non-current	(236)	(237)	(239)
Borrowings	$ (239)	$ (240)	$ (242)